FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers - Loans and advances to customers [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
The Group [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	£ 464,172
Exchange and other movements	840
Additions (repayments)	21,673
Recoveries	579
Disposal of businesses	(18,622)
Financial assets that have been written off during the year	(1,578)
Ending Balance	467,064
Allowance for impairment losses		£ (3,020)
Total loans and advances to customers	464,172	464,044
The Group [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	403,881
Exchange and other movements	787
Additions (repayments)	28,156
Transfers to Stage 1	19,521
Transfers to Stage 2	(15,736)
Transfers to Stage 3	(1,971)
Transfers	1,814
Disposal of businesses	(13,670)
Ending Balance	420,968
Allowance for impairment losses		(518)
Total loans and advances to customers	403,881	420,450
The Group [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	37,245
Exchange and other movements	(12)
Additions (repayments)	(2,128)
Transfers to Stage 1	(19,498)
Transfers to Stage 2	15,989
Transfers to Stage 3	(2,220)
Transfers	(5,729)
Disposal of businesses	(4,068)
Ending Balance	25,308
Allowance for impairment losses		(992)
Total loans and advances to customers	37,245	24,316
The Group [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	5,073
Exchange and other movements	65
Additions (repayments)	(1,746)
Transfers to Stage 1	(23)
Transfers to Stage 2	(253)
Transfers to Stage 3	4,191
Transfers	3,915
Recoveries	552
Disposal of businesses	(884)
Financial assets that have been written off during the year	(1,578)
Ending Balance	5,397
Allowance for impairment losses		(1,432)
Total loans and advances to customers	5,073	3,965
The Group [member] | Purchased or originated credit-impaired [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	17,973
Additions (repayments)	(2,609)
Recoveries	27
Ending Balance	15,391
Allowance for impairment losses		(78)
Total loans and advances to customers	17,973	15,313
The Group [member] | Previously stated [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	467,750
Total loans and advances to customers	467,750
The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	(3,578)
Total loans and advances to customers	(3,578)
The Bank [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	171,689
Exchange and other movements	679
Additions (repayments)	13,617
Recoveries	197
Disposal of businesses	(11,528)
Financial assets that have been written off during the year	(805)
Ending Balance	173,849
Allowance for impairment losses		(1,534)
Total loans and advances to customers	171,689	172,315
The Bank [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	156,827
Exchange and other movements	679
Additions (repayments)	15,676
Transfers to Stage 1	7,763
Transfers to Stage 2	(8,239)
Transfers to Stage 3	(1,103)
Transfers	(1,579)
Disposal of businesses	(11,224)
Ending Balance	160,379
Allowance for impairment losses		(209)
Total loans and advances to customers	156,827	160,170
The Bank [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	12,150
Additions (repayments)	(1,159)
Transfers to Stage 1	(7,751)
Transfers to Stage 2	8,458
Transfers to Stage 3	(678)
Transfers	29
Disposal of businesses	(14)
Ending Balance	11,006
Allowance for impairment losses		(502)
Total loans and advances to customers	12,150	10,504
The Bank [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	2,712
Additions (repayments)	(900)
Transfers to Stage 1	(12)
Transfers to Stage 2	(219)
Transfers to Stage 3	1,781
Transfers	1,550
Recoveries	197
Disposal of businesses	(290)
Financial assets that have been written off during the year	(805)
Ending Balance	2,464
Allowance for impairment losses		(823)
Total loans and advances to customers	2,712	£ 1,641
The Bank [member] | Previously stated [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	171,915
Total loans and advances to customers	171,915
The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	(226)
Total loans and advances to customers	£ (226)